Debentures - Breakdown (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Current notes and debentures issued and current portion of non-current notes and debentures issued	R$ 84,072	R$ 79,677
Non-current portion of non-current notes and debentures issued	379,823	466,073
Debentures
Disclosure of detailed information about borrowings [line items]
Current notes and debentures issued and current portion of non-current notes and debentures issued	84,072	R$ 79,677
Non-current portion of non-current notes and debentures issued	R$ 379,823		R$ 466,073
Debentures | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.65%
Debentures | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.75%